Related Party Transactions - Private Placement Warrants (Details) - Diamond eagle acquisition - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 14, 2019	May 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of stock to be purchased by warrants	6,333,334				6,333,334	6,333,334
Exercise price of warrants	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants					$ 9,500,000
Share price	$ 10.00		$ 12.00		$ 10.00	$ 10.00
Amount deposited in trust account		$ 400,000,000			$ 400,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			1 year	30 days	30 days
Private Placement
Related Party Transaction [Line Items]
Number of stock to be purchased by warrants	6,333,334	6,333,334		6,333,334	6,333,334	6,333,334
Exercise price of warrants	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 9,500,000	$ 9,500,000		$ 9,500,000
Amount deposited in trust account				$ 400,000,000		$ 400,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				30 days		30 days
Shares Transferred To Each Of The Independent Director						333,332
Private Placement | Class A common stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant	1			1	1	1
Share price	$ 11.50			$ 11.50	$ 11.50	$ 11.50
Private Placement | Scott Delman
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	66,666
Private Placement | Joshua Kazam and Fredric Rosen
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	133,333